Annual Total Returns- Vanguard Pennsylvania Long-Term Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.05%	6.94%	(2.74%)	10.78%	4.01%	0.66%	6.58%	1.10%	8.76%	5.86%